INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Ore in stockpiles and on leach pads	$ 465,311	$ 330,723
Concentrates and dore bars	292,746	255,516
Supplies	940,773	924,477
Total current inventories	1,698,830	1,510,716
Non-current ore in stockpiles and on leach pads	871,803	819,294
Total inventories	2,570,633	2,330,010
Inventory write-down	$ 0	$ 3,700